Listing expenses (Tables)	12 Months Ended
Dec. 31, 2023
Listing Expenses
Schedule of listing expenses

Listing expenses were non-recurring expenses incurred in connection with the Business Combination and are as follows:

	2023	2022
	US$	US$
Share issued as consideration	67,641,500	-
Net assets of SPAC	(590,526)	-
Revaluation of FPA	24,241,261	-
Professional fees	1,680,198	981,701
Printing, courier, and others	94,891	-
	93,067,324	981,701

			Total
	Quantity	Price	Amount
Issuance of shares	6,764,150	10.00	67,641,500